Income Tax Expense (Benefit) Differed from Amounts Computed by Applying U.S. Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.60%	5.50%	3.60%
Statutory depletion	(0.50%)	(0.70%)	(0.50%)
Valuation allowance	7.30%
Other	0.70%	1.60%	(0.80%)
Effective tax rate	46.10%	41.40%	37.30%